OPERATING CONTEXT (Tables)	12 Months Ended
Dec. 31, 2021
OPERATING CONTEXT
Schedule of annual payments to the CDE

Annual payments to the CDE
Within 30 days of signing the new concession contracts	5,000,000
2023	574,629
2024	1,149,257
2025	1,723,886
2026	2,298,514
2027	2,873,143
From 2028 to 2047 (20 years)	2,873,143
Total	71,082,282